Derivatives - Schedule of Estimated Fair Values of Derivatives Designated as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Derivative [Line Items]
Total	$ 5,374	$ (23,004)
Prepaid Expenses and Other Current Assets [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Foreign exchange contracts	5,374	2,568
Other accrued liabilities [Member]
Derivative [Line Items]
Foreign exchange contracts			(4,079)
Other accrued liabilities [Member] | Designated as Hedging Instrument [Member] | Interest rate swap contracts [Member]
Derivative [Line Items]
Interest rate swaps		(15,111)
Other noncurrent liabilities [Member]
Derivative [Line Items]
Interest rate swaps		$ (10,461)